Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0001853070
Registrant Name	Volato Group, Inc.
Registration File Number	333-292132
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES